Derivative Warrants Liability (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Warrants Liability [Abstract]
Schedule of outstanding warrants and terms

Issuance date	Outstanding as of December 31, 2016	Outstanding as of December 31, 2017	Exercise Price	Exercisable as of December 31, 2017	Exercisable Through

Series (2015)	3,106,000	3,106,000	$0.5	3,106,000	May 2018
Series (2016)	4,518,406	2,853,406	$0.5	2,853,406	May 2019
		5,959,406

Schedule of derivative warrant liabilities

	As of December 31, 2017		As of December 31, 2016
	Series (2015)	Series (2016)	Series (2015)	Series (2016)
Share price (U.S. dollars)	$0.59	$0.59	$0.15	$0.15
Exercise price (U.S. dollars)	$0.5	$0.5	$0.5	$0.5
Expected volatility	67%	67%	100%	100%
Risk-free interest rate	1.0%	1.0%	1.0%	1.0%
Dividend yield	—	—	—	—
Expected term (years)	0.37	0.77	1.37	2.25

Schedule of stock options derivative warrant liabilities

	Series (2015)	Series (2016)	Total
Balances at December 31, 2016	$76,768	$182,948	$259,716
Exercised	-	(297,200)	(297,200)
Cancelled	-	-	-
Changes in fair value	477,648	623,581	1,101,229
Balances at December 31, 2017	$554,416	$509,329	$1,063,745